NET LOSS PER SHARE - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock [Member]
Anti dilutive securities excluded from computation of earnings per share	0	2,777,428	20,003,824
Employee Stock Option [Member]
Anti dilutive securities excluded from computation of earnings per share	78,973	27,628,529	31,314,375
Preferred Stock [Member]
Anti dilutive securities excluded from computation of earnings per share	0	299,223,134	859,677,553